RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Assumptions for the Black-Scholes Valuation of the Series A Warrants

Management used the following assumptions for the Black-Scholes valuation of the Series A Warrants:

MAY 10, 2013
Weighted-average term	5.0 years
Volatility	75%
Risk-free interest rate	0.82%
Dividend yield	6%

Management used the following assumptions for the Black-Scholes valuation of the Series A Warrants:

	MAY 10, 2013	DECEMBER 31, 2012
Weighted-average term	5.0 years	5.3 years
Volatility	75%	78%
Risk-free interest rate	0.82%	0.73%
Dividend yield	6%	6%